12. LOSS FROM IMPAIRMENT (Annual Report)	12 Months Ended
Dec. 31, 2012
Annual Report
LOSS FROM IMPAIRMENT

12.	LOSS FROM IMPAIRMENT

The Company realized impairment losses during the year ended December 31, 2011 as follows:

Intellectual property-licenses	$682,226
Intellectual property-The Gator	147,507
Investment in Visisys Technology	55,500
$885,233